Share capital (Details 5) - Warrant [Member]	12 Months Ended
Dec. 31, 2018 years $ / shares
Share price | $ / shares	$ 0.55
Risk-free interest rate	1.01%
Expected dividend	0.00%
Expected life | years	5
Expected volatility	72.00%